Borrowings - SYNNEX Canada Accounts Receivable Securitization Arrangement - Additional Information (Details) - SYNNEX Canada - AR Arrangement - Trade Accounts Receivable $ in Thousands, $ in Thousands	12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2019 USD ($)
Debt Instrument [Line Items]
Debt instrument maturity period	2023-05
Line of credit facility, borrowing capacity	$ 76,864	$ 100,000
Line of credit facility, accordion feature amount	38,432	50,000
Credit facility, outstanding borrowings	0		$ 0
Maximum
Debt Instrument [Line Items]
Threshold to collect additional unused line fee	46,118	60,000
Unused portion exceeded threshold	$ 46,118	$ 60,000
Unused Portion of Commitment up to CAD60,000
Debt Instrument [Line Items]
Unused line fees or commitment fees	0.40%
Unused Portion of Commitment in Excess of CAD60,000
Debt Instrument [Line Items]
Unused line fees or commitment fees	0.55%
Program Fee | Prior to an Event of Termination
Debt Instrument [Line Items]
Program fee	0.75%	0.75%
Program Fee | After an Event of Termination
Debt Instrument [Line Items]
Program fee	2.50%	2.50%
Canadian Dollar Offered Rate
Debt Instrument [Line Items]
Interest rate	1.00%